POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 1, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, the standard Creation Transaction Fee and the standard Redemption Transaction Fee for PowerShares FTSE RAFI US 1000 Portfolio are reduced from $5,000 to $500, and the maximum Creation Transaction Fee and the maximum Redemption Transaction Fee for PowerShares FTSE RAFI US 1000 Portfolio are reduced from $20,000 to $2,000. Also, effective immediately, the standard Creation Transaction Fee and the standard Redemption Transaction Fee for PowerShares FTSE RAFI US 1500 Small-Mid Portfolio are reduced from $7,500 to $500, and the maximum Creation Transaction Fee and the maximum Redemption Transaction Fee for PowerShares FTSE RAFI US 1500 Small-Mid Portfolio are reduced from $30,000 to $2,000. Accordingly, the references to PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio in the table in the section "Creation and Redemption of Creation Unit Aggregations—Creation Transaction Fee" are hereby deleted and replaced with the following:

Fund	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
PowerShares FTSE RAFI US 1000 Portfolio	$500	$2,000
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$500	$2,000

P-PS-SOAI-STK-4 3/1/11

Please Retain This Supplement For Future Reference.